Reconciliation of Income Taxes at Federal Statutory Rate to Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reconciliation Of Effective Income Tax Rate [Line Items]
Tax at Federal statutory rate of 35%					$ 14,817		$ 6,822		$ 4,699
State taxes-net of Federal benefit					992		186		103
Research and development incentives					(1,007)		(456)		(203)
Manufacturer's deduction					(780)		(173)		(75)
Foreign rate differential					(388)		(409)		537
Valuation allowances					(504)		(1,333)		(1,668)
Impact of favorable tax ruling							(2,216)	[1]
Tax rate change					675		(2)		243
Increase in tax reserves					1,174	[1]	1,545	[1]	537	[1]
Stock compensation expense					68		68		71
U.S. taxation of foreign earnings					2,193	[2]	336	[2]	8	[2]
Non-deductible meals and entertainment					120		162		118
Other					887		298		(253)
Tax provision	$ 588	$ 5,793	$ 5,080	$ 7,213	$ 18,247		$ 4,828		$ 4,117

[1]	During the year ended December 31, 2012, the German tax authorities issued a favorable tax ruling which allowed the Company to restore its German net operating loss. This benefit was partially offset by an increase in the tax reserve.
[2]	During the year ended December 31 2013, the U.S. taxation of foreign earnings includes the recognition of a deferred tax liability for foreign earnings that are no longer considered permanently reinvested.